CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 214		$ 408,174	$ (20,091)	$ (8,616)	$ (276,860)	$ 102,821
Balance, shares at Dec. 31, 2015	77,636,864
Exercise of options and RSU's		[1]	75				75
Exercise of options and RSU's, shares	132,065
Share-based compensation expense			1,071				1,071
Other comprehensive loss, net					768		768
Net income						11,429	11,429
Balance at Dec. 31, 2016	$ 214		409,320	(20,091)	(7,848)	(265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929						77,768,929
Exercise of options and RSU's		[1]	294				$ 294
Exercise of options and RSU's, shares	276,263
Share-based compensation expense			1,203				1,203
Other comprehensive loss, net					677		677
Net income						15,560	15,560
Balance at Dec. 31, 2017	$ 214		410,817	(20,091)	(7,171)	(249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192						78,045,192
Exercise of options and RSU's		[1]	2,611				$ 2,611
Exercise of options and RSU's, shares	2,044,466						1,930,244
Share-based compensation expense			1,980				$ 1,980
Other comprehensive loss, net					(2,037)		(2,037)
Cumulative effect of the new revenue recognition standard						70	70
Net income						23,046	23,046
Balance at Dec. 31, 2018	$ 214		$ 415,408	$ (20,091)	$ (9,208)	$ (226,755)	$ 159,568
Balance, shares at Dec. 31, 2018	80,089,658						80,089,658

[1]	Represent an amount lower than $1.